Other liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities
Other liabilities

24. Other liabilities

Other liabilities - current:	December 31,
in €‘000	2021	2022
Other financial liabilities:
Deferred and contingent consideration	11,829	14,539
Other liabilities	6,319	2,992
Other non-financial liabilities:
Payroll liabilities	24,550	31,742
Taxes and fees	8,171	5,094
Provisions	3,031	5,323
Deposit liability	5,964	3,532
Management restructuring	—	1,956
Due to related parties	128	90
Total other liabilities - current	59,992	65,268

Other non-current liabilities:	December 31,
in €‘000	2021	2022
Other financial liabilities:
Deferred and contingent consideration	4,321	9,220
Other non-financial liabilities:
Employee benefit liabilities	2,091	197
Other	669	1,278
Total other non-current liabilities	7,081	10,695

Provisions
in €‘000	Legal	Other	Total
Balance as of January 1, 2021	196	1,751	1,947
Additions	1,340	72	1,412
Used	(149)	(56)	(205)
Released	(93)	(30)	(123)
Balance as of December 31, 2021	1,294	1,737	3,031
Additions	19,909	480	20,389
Used	(12,500)	(581)	(13,081)
Released	(3,416)	(1,600)	(5,016)
Balance as of December 31, 2022	5,287	36	5,323

The Group recognizes provisions for potential liabilities if they have been advised by its legal counsel that it is probable the legal case against the Group will be successful. In some instances, the ultimate outcome of these cases may have a material impact on the Group’s financial position and earnings.

In October 2022, the Group completed a settlement agreement with Genius Sports and Football DataCo (FDC) in which Genius Sports maintains the exclusive right to provide Official FDC betting data rights through 2024 and the Group purchased a sublicense from Genius Sports for a delayed feed to be marketed as the Official FDC Secondary Feed through 2024. Litigation costs, together with the settlement payment to Genius Sports and FDC, which aggregate €19.0 million, are recognized within other operating expenses in the statement of profit and other comprehensive income for the year ended December 31, 2022.

Refer to note 30 for details on the litigation contingencies.